Cover	Aug. 29, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 29, 2022
Entity Registrant Name	APPALACHIAN CONSUMER RATE RELIEF FUNDING LLC
Entity File Number	333-191392-01
Entity Central Index Key	0001587650
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	54-0124790
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Appalachian Power Company
Entity Information [Line Items]
Entity Registrant Name	APPALACHIAN POWER COMPANY
Entity File Number	333-191392
Entity Central Index Key	0000006879